SHORT TERM LOAN (Details) - Revolving Credit Facility - Line of Credit		12 Months Ended
	Feb. 01, 2021 USD ($) facility	Jan. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Debt Securities, Available-for-sale [Line Items]
Number of credit facilities | facility	2
Debt instrument, term	3 years
Maximum borrowing capacity	$ 100,000,000
Long-term line of credit			$ 100,000,000
Interest expense		$ 200,000
Commitment fee, percentage	0.40%
Unused borrowing capacity, fee		$ 400,000
Covenant, consolidated equity, minimum amount	$ 200,000,000
Covenant, consolidated equity, minimum percentage of total consolidated assets	30.00%
Covenant, funded debt to EBITDA, minimum ratio	3.5
Covenant, unrestricted cash and cash equivalents, minimum amount	$ 25,000,000
Minimum | London Interbank Offered Rate (LIBOR)
Debt Securities, Available-for-sale [Line Items]
Basis spread on variable rate	1.55%
Maximum | London Interbank Offered Rate (LIBOR)
Debt Securities, Available-for-sale [Line Items]
Basis spread on variable rate	1.65%